Prepayments and other receivables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Advances to suppliers	¥ 73,815	¥ 29,896
Prepaid expenses	11,320	8,752
Deposits	29,840	81,700
Staff advances	33,268	20,602
VAT and other taxes receivables	366,697	148,827
Interest receivable	25,912	3,379
Other receivables	70,823	39,609
Prepaid Expense and Other Assets, Current	¥ 611,675	¥ 332,765